Provisions (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of other provisions [abstract]
Summary of provision

	Chargebacks and rebates	Returns	Other	Total

Balance as at December 1, 2017	$495	$89	$-	$584

Provisions made	7,144	657	-	7,801
Provisions used	(6,744)	(627)	-	(7,371)

Balance as at November 30, 2018	$895	$119	$-	$1,014

Provisions made	10,818	174	55	11,047
Provisions used	(9,531)	(46)	-	(9,577)

Balance as at November 30, 2019	$2,182	$247	$55	$2,484